STATEMENTS OF OPERATIONS (Parenthetical)	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013
Platform Common
Basic weighted average shares	100,000,000	100,000,000	100,000,000	100,000,000
Diluted weighted average shares	100,000,000	100,000,000	100,000,000	100,000,000
Fantex Series Vernon Davis Convertible Tracking Stock
Basic weighted average shares		421,100
Diluted weighted average shares		421,100
Fantex Series EJ Manuel Convertible Tracking Stock
Basic weighted average shares		523,700
Diluted weighted average shares		523,700